UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-5739

Name of Fund: MuniEnhanced Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 01/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.9%         $  2,750  Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                 due 1/01/2022                                                                           $    2,936
-----------------------------------------------------------------------------------------------------------------------------------
California - 27.4%               Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds,
                                 Subordinate Lien, Series A (a):
                          6,000      5.495%** due 10/01/2012                                                                  4,436
                          9,000      5.543%** due 10/01/2012                                                                  6,661
                          5,000  Anaheim, California, Public Financing Authority, Lease Revenue Bonds
                                 (Public Improvements Project), Senior-Series A, 6% due 9/01/2024 (d)                         5,890
                                 California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
                          1,395      5.375% due 5/01/2022                                                                     1,501
                          1,800      5.375% due 5/01/2022 (f)                                                                 1,950
                          5,400  California State, GO, 5.125% due 2/01/2027                                                   5,577
                                 California State, GO, Refunding:
                          3,000      5.25% due 9/01/2026                                                                      3,148
                          6,000      5.25% due 2/01/2030 (f)                                                                  6,348
                          5,000      5.125% due 6/01/2031                                                                     5,086
                          2,200      ROLS, Series II-R-272, 7.656% due 2/01/2033 (i)(j)                                       2,383
                          8,490  California State, Various Purpose, GO, 5.50% due 11/01/2033                                  9,099
                                 Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B (g):
                          3,000      5% due 6/01/2013 (a)                                                                     3,218
                          5,035      5.50% due 6/01/2013 (c)                                                                  5,566
                          1,400      5.625% due 6/01/2013 (c)                                                                 1,559
                          6,800      5.625% due 6/01/2013 (k)                                                                 7,571
                          3,500  Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (f)         3,629
                          5,000  Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                 Redevelopment Project - Area Number 1), 5.125% due 3/01/2030 (f)                             5,158

Portfolio Abbreviations

To simplify the listings of MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
RIB           Residual Interest Bonds
RITR          Residual Interest Trust Receipts
ROLS          Reset Option Long Securities
S/F           Single-Family

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $  1,750  Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                 Redevelopment Project), 5.125% due 6/15/2033 (a)                                        $    1,801
                          1,000  San Diego, California, Community College District, GO (Election of 2002), 5%
                                 due 5/01/2030 (d)                                                                            1,036
                          1,150  Santa Monica, California, Community College District, GO (Election of 2002),
                                 Refunding, Series C, 5% due 8/01/2029 (f)                                                    1,192
                          6,145  Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.125% due 9/01/2030 (b)                                                  6,372
                          1,600  Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (d)                                                                            1,652
                          1,200  University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033
                                 (d)                                                                                          1,237
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 8.3%           2,135  Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United Hospital
                                 Project), 5.75% due 12/01/2020 (i)                                                           2,287
                            140  Colorado HFA Revenue Bonds (S/F Program), AMT, Senior Series A-1, 7.40% due 11/01/2027         142
                            855  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                 due 4/01/2031                                                                                  905
                                 Colorado Health Facilities Authority Revenue Bonds, Series A:
                          1,200      (Catholic Health Initiatives), 5.50% due 3/01/2032 (h)                                   1,302
                          1,200      (Covenant Retirement Communities Inc.), 5.50% due 12/01/2027 (i)                         1,262
                            675      (Covenant Retirement Communities Inc.), 5.50% due 12/01/2033 (i)                           706
                          3,875  Colorado Water Resources and Power Development Authority, Clean Water Revenue Bonds,
                                 Series A, 6.25% due 9/01/2010 (g)                                                            4,348
                          2,000  Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT, Series A, 6%
                                 due 11/15/2018 (a)                                                                           2,169
                          5,450  El Paso County, Colorado, School District Number 49, Falcon, GO, Series A, 6%
                                 due 12/01/2018 (d)                                                                           6,198
                          7,900  Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                 Bonds, Senior Convertible, Series C, 5.345%** due 6/15/2011 (d)                              6,538
                          1,900  Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A,
                                 5.50% due 6/15/2021 (a)                                                                      2,078
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.3%            4,200  Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                 due 1/01/2032 (b)                                                                            4,345
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 12.3%          18,655  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                 due 1/01/2033 (d)                                                                           19,635
                          4,875  Atlanta, Georgia, Development Authority, Student Housing Revenue Bonds (Georgia State
                                 University), 5% due 9/01/2035 (c)                                                            4,993
                          2,610  Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (d)                    2,754
                          3,500  Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25% due 1/01/2035 (b)               3,702
                          7,725  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE, 7%
                                 due 1/01/2025 (a)                                                                           10,235
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 19.7%          5,125  Chicago, Illinois, Board of Education, GO, RIB, Series 467, 8.54% due 12/01/2027
                                 (a)(j)                                                                                       5,849
                                 Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                 Series B-2:
                          5,670      5.75% due 1/01/2023 (d)                                                                  6,186
                          2,500      6% due 1/01/2029 (c)                                                                     2,755
                          4,550  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 250, 8.455%                                                                      5,217
                                 due 1/01/2021 (f)(j)

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $  3,000  Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2026 (a)      $    3,256
                          2,240  Cook County, Illinois, Community College District Number 508, Chicago, COP, Refunding,
                                 8.75% due 1/01/2007 (b)                                                                      2,378
                          3,000  Illinois Health Facilities Authority, Revenue Refunding Bonds (Servantcor Project),
                                 Series A, 6.375% due 8/15/2006 (d)(g)                                                        3,075
                                 Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds (a):
                         20,120      5.341%** due 6/15/2010                                                                  16,856
                          4,500      5% due 6/15/2032                                                                         4,603
                          3,000  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (f)       3,339
                         10,115  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                 due 11/01/2020 (a)                                                                          12,608
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.3%            4,080  Hammond, Indiana, Multi-School Building Corporation, First Mortgage Revenue Refunding
                                 Bonds, 6.125% due 7/15/2019 (f)                                                              4,303
                                 Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A (b):
                          4,250      5.25% due 6/01/2028                                                                      4,503
                          3,750      5.25% due 6/01/2029                                                                      3,965
                          1,500  Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks
                                 Project), Series A, 5.25% due 7/01/2012 (f)(g)                                               1,570
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.3%          6,000  Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                 due 7/01/2030 (a)                                                                            6,518
                          3,735  Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                 Appreciation Bonds, Series B, 5.31%** due 12/01/2027 (a)                                     1,169
                          5,150  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5.25% due 7/15/2028 (a)                                                        5,341
                          1,400  Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                 Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                   1,485
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 12.3%            Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                 Series A:
                          1,500      5% due 7/01/2032                                                                         1,535
                          1,625      5% due 7/01/2035                                                                         1,658
                          2,500  Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2025                       2,604
                          2,800  Massachusetts State, HFA, Housing Revenue Bonds, DRIVERS, AMT, Series 982, 7.478%
                                 due 1/01/2011 (d)(j)                                                                         2,923
                          4,985  Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                 Series 501, 7.947% due 7/01/2009 (a)(j)                                                      5,378
                         13,450  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (d)                                                              13,901
                         11,800  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (b)(g)                                                                        12,793
                            650  Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                 Series B, 5.125% due 8/01/2027 (f)                                                             677
-----------------------------------------------------------------------------------------------------------------------------------

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 6.1%        $  6,200  Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due 7/01/2032
                                 (f)                                                                                     $    6,519
                          2,200  Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                 Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                           2,274
                                 Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Project), AMT (c):
                          1,300      Series A, 5.50% due 6/01/2030                                                            1,371
                          2,500      Series C, 5.65% due 9/01/2029                                                            2,633
                          4,300      Series C, 5.45% due 12/15/2032                                                           4,480
                          3,090  Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT, Series 986,
                                 7.459% due 6/01/2013 (f)(j)                                                                  3,355
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%        2,400  Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(g)             2,671
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%           1,700  Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                 Project), AMT, 5.90% due 11/01/2027                                                          1,825
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 6.5%             3,100  Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                 Series A, 5.50% due 9/01/2033 (i)                                                            3,242
                                 Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2 (b):
                          1,500      5% due 7/01/2030                                                                         1,538
                          3,200      5% due 7/01/2036                                                                         3,272
                         10,450  Washoe County, Nevada, Gas and Water Facilities, Revenue Refunding Bonds (Sierra
                                 Pacific Power Company), 6.30% due 12/01/2014 (a)                                            10,628
                          3,000  Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 6/01/2017 (f)                                                                 3,071
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.4%      7,390  New Hampshire Health and Education Facilities Authority Revenue Bonds
                                 (Dartmouth-Hitchcock Obligation Group), 5.50% due 8/01/2027 (d)                              8,021
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 9.7%                New Jersey EDA, Cigarette Tax Revenue Bonds:
                            700      5.50% due 6/15/2031                                                                        720
                          1,165      5.75% due 6/15/2034                                                                      1,218
                                 New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (f):
                          2,600      5% due 7/01/2029                                                                         2,698
                          7,250      5.25% due 7/01/2031                                                                      7,700
                          5,200      5.25% due 7/01/2033                                                                      5,523
                                 New Jersey EDA, Revenue Bonds, ROLS (e)(j):
                          7,625      Series II-R-309-1, 8.173% due 6/15/2024                                                  8,669
                          2,500      Series II-R-309-2, 8.173% due 6/15/2031                                                  2,854
                          3,100  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2028                                                                                3,215
-----------------------------------------------------------------------------------------------------------------------------------
New York - 7.6%           5,000  New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (f)                              5,130
                          6,960  New York City, New York, GO, DRIVERS, Series 356, 7.995% due 6/01/2011 (c)(j)                8,314

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 New York City, New York, GO, Refunding, Series A (b):
                       $  2,000      6.375% due 5/15/2010 (g)                                                            $    2,265
                            440      6.375% due 5/15/2013                                                                       495
                            435      6.375% due 5/15/2014                                                                       489
                            550      6.375% due 5/15/2015                                                                       619
                          7,650  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%        8,192
                                 due 6/01/2022 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.3%       8,750  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                 School District of Philadelphia Project), 5% due 6/01/2033 (d)                               8,966
                          6,500  Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds, Series B, 5.50% due 10/01/2020 (d)                                                    7,072
                          4,500  Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012 (b)(g)       4,998
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.6%       4,345  Providence, Rhode Island, Public Building Authority, General Revenue Bonds,
                                 Series A, 6.25% due 12/15/2020 (d)                                                           4,885
                          3,355  Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6.50% due 7/01/2010 (b)(g)                                                         3,815
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.2%       7,000  South Dakota State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds, Series A, 7.625% due 1/01/2008 (f)(g)                                                 7,569
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.7%          2,280  Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1, 5.95%         2,348
                                 due 7/01/2012 (f)
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 10.3%             1,615  Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds,
                                 6.35% due 5/01/2025 (f)                                                                      1,651
                                 Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT (j):
                          2,000      Series 202, 8.956% due 11/01/2028 (b)                                                    2,295
                          7,250      Series 353, 7.957% due 5/01/2011 (f)                                                     7,957
                            900  Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                 due 7/01/2030 (d)                                                                              960
                          9,345  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.84%** due 8/15/2029 (b)                                                 2,631
                          5,820  North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5.125% due 12/15/2035 (f)                                                                    6,034
                          6,250  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (a)                                                      6,729
                          5,200  Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds, RITR, Series 4, 8.66% due 11/15/2024 (a)(j)                                           6,227
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.0%          10,000  Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2010 (a)                                                           10,875
                          2,300  Halifax County, Virginia, IDA, Exempt Facility, Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                 2,481
-----------------------------------------------------------------------------------------------------------------------------------

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.4%      $  2,150  King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50% due 1/01/2027
                                 (d)                                                                                     $    2,309
                          3,600  Seattle, Washington, Municipal Light and Power Revenue Refunding Bonds, 5%
                                 due 11/01/2028 (d)                                                                           3,698
                          2,000  Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                                 Refunding Bonds, 5.375% due 12/01/2009 (d)(g)                                                2,167
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $490,631) - 152.9%                                           513,718
-----------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          1,600  Merrill Lynch Institutional Tax-Exempt Fund (l)                                              1,600
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $1,600) - 0.5%                                           1,600
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $492,231*) - 153.4%                                              515,318

                                 Other Assets Less Liabilities - 2.3%                                                         7,697

                                 Preferred Stock, at Redemption Value - (55.7%)                                            (187,024)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $  335,991
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 492,231
                                                                      =========
      Gross unrealized appreciation                                   $  24,388
      Gross unrealized depreciation                                      (1,301)
                                                                      ---------
      Net unrealized appreciation                                     $  23,087
                                                                      =========

** Represents a zero coupon or a step bond; the interest rate shown is the effective yield at the time of purchase.

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.
(e)   AGC Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Escrowed to maturity.
(i)   Radian Insured.
(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(k)   CIFG Insured.

MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2005                    (in Thousands)

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net                Dividend
                                                  Activity                Income
      Affiliate
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
          Tax-Exempt Fund                          1,600               $      55
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of October 31, 2005 were as follows:

      --------------------------------------------------------------------------
                                                  Notional            Unrealized
                                                   Amount           Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.801% and receive
      a floating rate based on 1-week Bond
      Market Association Rate

      Broker, JPMorgan Chase Bank
      Expires November 2015                      $ 35,000              $     180

      Pay a fixed rate of 3.80% and receive a
      floating rate based on 1-week Bond
      Market Association Rate

      Broker, JPMorgan Chase Bank
      Expires January 2016                       $ 20,000                    140
      --------------------------------------------------------------------------
      Total                                                            $     320
                                                                       =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniEnhanced Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniEnhanced Fund, Inc.

Date: December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniEnhanced Fund, Inc.

Date: December 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniEnhanced Fund, Inc.

Date: December 17, 2005